DEBT - $800 Million Credit Facility Narrative (Details)	1 Months Ended
	Apr. 30, 2016 USD ($) vessel	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)
Debt Instrument [Line Items]
Drawdown of revolving credit facility		$ 1,272,350,000		$ 1,371,034,000
Value of deposit secured against loan		172,444,000		182,933,000
Senior Secured Credit Facility | $800 million facility
Debt Instrument [Line Items]
Face amount of debt instrument	$ 800,000,000.0
Number of vessels as collateral | vessel	7
Debt instrument term (in years)	5 years
Value of deposit secured against loan		30,845,000		$ 41,656,000
Senior Secured Credit Facility | Term Loan
Debt Instrument [Line Items]
Face amount of debt instrument	$ 650,000,000.0
Senior Secured Credit Facility | Line of Credit
Debt Instrument [Line Items]
Final balloon payment	$ 378,000,000
Senior Secured Credit Facility | Line of Credit | $800 million facility
Debt Instrument [Line Items]
Face amount of debt instrument		595,000,000.0
Senior Secured Credit Facility | Line of Credit | $800 million facility | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
Margin on LIBOR	2.50%
Senior Secured Credit Facility | Line of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum borrowing capacity	$ 150,000,000.0
Amount of reduction to maximum borrowing capacity			$ 50,000,000.0		$ 25,000,000.0
Drawdown of revolving credit facility		$ 100,000,000